Inventories	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
Inventories	INVENTORIES

	December 31, 2023	December 31, 2022
Heap leach ore	$470,894	$310,663
Stockpiled ore	52,890	27,701
Work-in-process	16,406	20,315
Finished goods	14,139	5,432
Supplies	58,044	49,135
Total inventories	$612,373	$413,246

Classified and presented as:
Current	$412,005	$265,105
Non-current(1)	200,368	148,141
	$612,373	$413,246
(1)    Non-current inventories at December 31, 2023 and 2022 relate to heap leach ore at Mesquite and Castle Mountain.
During the year ended December 31, 2023, the Company recognized an increase in the provision for obsolete and slow-moving supplies inventories of $0.3 million (2022 – increase of $1.5 million) in operating expense. At December 31, 2023, the Company’s total provision for obsolete and slow-moving supplies inventories was $14.8 million (2022 – $14.5 million).
During the year ended December 31, 2023, the Company recognized within cost of sales $27.5 million (2022 – $52.9 million) in write-downs of inventories to NRV, mainly relating to heap leach ore at Los Filos.